                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report as of the end of semiannual period:       /  /                      (a)
                           or fiscal year:     12/31/2002                  (b)

Is this a transition report? (Y or N):  N
                                       ---

Is this an amendment to a previous filing? (Y or N): N
                                                    ---

Those items or sub-items with a "[/]" after the item should be completed only if the answer has changed from the previous filing of this form.

   1.   A)  Registrant Name: Canada Life of America Variable Annuity Account I
                             -------------------------------------------------

        B)  File Number:     811-5817
                             --------

        C)  Telephone Number: (770) 953-1959
                              --------------

   2.       A)  Street:  6201 Powers Ferry Road
                         ----------------------

        B)  City: Atlanta     C) State: GA   D) Zip Code: 30339    Zip Ext.:
                  -------               --                -----

        E)  Foreign Country:                     Foreign Postal Code:

   3.   Is this the first filing on this form by the Registrant? (Y or N)     N
                                                                             ---

   4.   Is this the last filing on this form by the Registrant? (Y or N)      N
                                                                             ---

   5.   Is Registrant a small business investment company (SBIC)? (Y or N)    N
        [If answer is "Y" (Yes), complete only 89-110.]                      ---

   6.   Is Registrant a unit investment trust (UIT)? (Y or N)                 Y
        [If answer is "Y" (Yes) complete only items 111 through 132.]        ---

For period ending  12/31/2002
                   ----------

File number 811- 5817
                 ----


UNIT INVESTMENT TRUSTS

111. A. [ ] Depositor Name: Canada Life Insurance Company of America
                            ----------------------------------------

     B. [ ] File Number (If any):
                                  ------------------------------------------

     C. [ ] City: Atlanta    State: GA    Zip Code: 30339    Zip Ext.:
                  -------           --              -----              -----

        [ ] Foreign Country:          Foreign Postal Code:


112. A. [ ] Sponsor Name:
                          -----------------------------------------------------
     B. [ ] File Number (If any):
                                  ---------------------------------------------

     C. [ ] City:            State:         Zip Code:         Zip Ext.:
                  -------           --                -----             -----

        [ ] Foreign Country:               Foreign Postal Code:
                             ----------                         ----------

For period ending  12/31/2002
                   ----------

File number 811- 5817
                 ----



113. A. [ ] Trustee Name:
                          ----------------------------------------------------

     B. [ ] City:             State:       Zip Code:          Zip Ext.:
                  ----------         --              -----              ----

        [ ] Foreign Country:              Foreign Postal Code:
                             -----------                       -----------


114. A. [ ] Principle Underwriter Name: Canada Life of America Financial
                                        --------------------------------
            Services, Inc.
            --------------

     B. [ ] File Number (If any):
                                  --------------------------------------------

     C. [ ] City: Atlanta    State: GA    Zip Code: 30339   Zip Ext.:
                  -------           --              -----             ----

        [ ] Foreign Country:              Foreign Postal Code:
                             -----------                       -----------


115. A. [ ] Independent Public Accountant Name: Ernst and Young LLP
                                                -------------------

     B. [ ] City: Atlanta    State: GA    Zip Code: 30308   Zip Ext.: 2215
                  -------           --              -----             ----

        [ ] Foreign Country:              Foreign Postal Code:
                             -----------                       -----------

For period ending  12/31/2002
                   ----------

File number 811- 5817
                 ----



116. Family of investment companies information:

     A. [ ] Is Registrant part of a family of investment companies? (Y/N)   N
                                                                           ---

     B. [ ] Identify the family in 10 letters:
                                               -------------------------------

     Note: In filing this form, use this information consistently for all investment companies in the family. This designation is for purposes of this form only.)

117. A. [ ] Is the Registrant a separate account of an insurance company?
                                                                   (Y/N)    Y
                                                                           ---

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

     B. [ ] Variable annuity contracts? (Y/N)                               Y
                                                                           ---

     C. [ ] Scheduled premium variable life contracts? (Y/N)                N
                                                                           ---

     D. [ ] Flexible premium variable life contracts? (Y/N)                 N
                                                                           ---

     E. [ ] Other types of insurance products registered under the Securities
            Act of 1033? (Y/N)                                              N
                                                                           ---

118. [ ] State the number of series existing at the end of the period that had
         securities registered under the Securities Act of 1933             1
                                                                           ---

119. [ ] State the number of new series for which registration statements under
         the Securities Act of 1933 became during the period                0
                                                                           ---

120. [ ] State the total value of the portfolio securities on the date of deposit for the new series included in the item 119 ($000's omitted)
                                                                            0
                                                                           ---

121. [ ] State the number of series for which a current prospectus was in
         existence at the end of the period                                 1
                                                                           ---

122. [ ] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
                                                                            1
                                                                           ---

For period ending  12/31/2002                       If filing more than one
                   -----------                      Page 50, "X" box: [X]

File number 811- 5817
                 ----


123. [/] State the total value of the additional units considered in answering
     item 122 ($000's omitted)                                       $ 111,288

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
     subsequent series) ($000's omitted)                   $         0
                                                             -------- --------

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
     units of all series of Registrant ($000's omitted)    $         0
                                                             -------- --------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)
                                                           $         0
                                                             -------- --------
127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any)

                                                                             Total         Total Income
                                                          Number of          Assets        Distributions
                                                           Series           ($000's          ($000's
                                                          Investing         omitted)         omitted)
                                                          ---------         --------         --------
A.       U.S. Treasury direct issue                                         $                $
                                                          ---------         --------         --------

B.       U.S. Government Agency                                             $                $
                                                          ---------         --------         --------

C.       State and municipal tax-free                                       $                $
                                                          ---------         --------         --------

D.       Public utility debt                                                $                $
                                                          ---------         --------         --------

E.       Brokers or dealers debt or debt of
         brokers' or dealers' parent                                        $                $
                                                          ---------         --------         --------

F.       All other corporate intermed. and
         long-term debt                                                     $                $
                                                          ---------         --------         --------

G.       All other corporate short-term debt                                $                $
                                                          ---------         --------         --------

H        Equity securities of brokers or
         dealers or parents of brokers or
         dealers                                                            $                $
                                                          ---------         --------         --------

I.       Investment company equity securities                               $                $
                                                          ---------         --------         --------

J.       All other equity securities                                        $299,460         $
                                                          ---------         --------         --------

K.       Other securities                                                   $                $
                                                          ---------         --------         --------

L.       Total assets of all series of registrant                           $299,460         $
                                                          ---------         --------         --------


For period ending  12/31/2002
                   ----------

File number 811- 5817
                 ----


128. [ ] Is the timely payment of principal and interest on any of the portfolio securities held by any of the Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                                                                            N
                                                                           ---
     [If the answer is "N" (No), go to item 131.]

129. [ ] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                                            N
                                                                           ---

     [If the answer is "N" (No), go to item 131.]

130. [ ] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                                            N
                                                                           ---

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)
                                                                       $ 3,474

132. [ ] List all "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811 -             811 -            811 -             811 -
           ----------        ---------        ---------         ----------




This report is signed on behalf of the Registrant in the County of Fulton, State of Georgia.

Date:  February 25, 2003


CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1



By: /s/ LAURA L. ERVIN                 Witness: /s/ LAURENCE GIBBS
    --------------------------                  --------------------------
    Name: Laura L. Ervin                        Name: Laurence Gibbs
    Title: AVP, Controller                      Title: Director, Statutory
                                                Accounting